Business Combination	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business Combination
10.	Business Combination

(1)	2017

1)	Acquisition of S.M. LIFE DESIGN COMPANY JAPAN INC. by IRIVER LIMITED

On September 1, 2017, IRIVER LIMITED, a subsidiary of the Parent Company, acquired all of the S.M. LIFE DESIGN COMPANY JAPAN INC.’s shares from S.M. ENTERTAINMENT JAPAN, Inc. in order to enter overseas business and enhance its competitiveness with the consideration of ￦30,000 million in cash. The Group recognized the difference between the consideration paid and the fair value of net assets acquired amounting to ￦21,748 million as goodwill. Subsequent to the acquisition, S.M. LIFE DESIGN COMPANY JAPAN INC. recognized revenues and net profit of amounting to ￦6,365 million and ￦1,244 million, respectively, in 2017.

2)	Merger of SM mobile communications Co., Ltd. by IRIVER LIMITED

On October 1, 2017, IRIVER LIMITED merged SM mobile communications Co., Ltd. in order to enter contents business and enhance competitiveness of its device business. As a result of merger, IRIVER LIMITED obtained control over S.M. Mobile Communications JAPAN Inc. which was wholly owned by SM mobile communications Co., Ltd. The consideration transferred was measured at the fair value of the shares transferred based on the merger ratio set on October 1, 2017. The Group recognized the difference between the consideration and the fair value of net assets amounting to ￦13,473 million as goodwill. Subsequent to the consummation of the merger, S.M. Mobile Communications JAPAN Inc. recognized no revenue with ￦103 million of net loss in 2017.

3)	Considerations paid and assets and liabilities recognized at the acquisition date are as follows:

(In millions of won)
	S.M. LIFE DESIGN COMPANY JAPAN INC.		S.M. Mobile Communications JAPAN Inc.
Considerations paid:
Cash and cash equivalents	￦	30,000	—
Shares of IRIVER LIMITED		—	24,650
Assets and liabilities acquired:
Cash and cash equivalents	￦	3,434	4,112
Trade and other receivables		1,471	237
Inventories		1,879	—
Property and equipment		4	311
Intangible assets		6,677	7,445
Other assets		—	41
Trade and other payables		(2,563)	(815)
Deferred tax liabilities		(2,324)	—
Other liabilities		(326)	(154)

Net assets	￦	8,252	11,177

(2)	2015

1)	General information

On April 1, 2015, Neosnetworks Co., Ltd., a subsidiary of the Parent Company, acquired an unmanned machine security business of Joeun Safe Co., Ltd., which provides security and maintenance services, in order to expand infrastructure and enhance competitiveness of its security business.

The Group recognized the acquired assets and liabilities at fair value and the difference between the consideration and fair value of net assets as goodwill.

2)	Considerations paid and identifiable assets acquired and liabilities assumed

Considerations paid and assets in succession recognized at the acquisition date are as follows:

(In millions of won)
	2015
Considerations paid and liabilities assumed:
Cash and cash equivalents	￦	13,197
Accounts payable — other		1,858

	￦	15,055

Assets acquired:
Property and equipment	￦	3,208
Intangible assets		8,486
Other assets		1,603

	￦	13,297